                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment  [  ]                   Amendment No.: ___________
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         John F. Cogan, Jr.
Address:      60 State Street
              Boston, MA  02109

Form 13F File Number:      028-01668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  John F. Cogan, Jr.
Title: Trustee
Phone: 617-526-6000

Signature, place and date of signing:

/s/ John F. Cogan, Jr.         Boston, Massachusetts      April 29, 2002
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       125

Form 13F Information Table Value Total:       $46,471 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File No.     Name

1    028-06471             Jennifer C. Snyder

                           FORM 13F INFORMATION TABLE






COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Aflac Inc.                        Common        001055102          71          2,400       SH

AT&T Wireless Services            Common        00209A106          68          7,548       SH

Abbott Laboratories               Common        002824100         100          1,900       SH

America Movil--ADR Series L       Common        02364W105           6            300       SH

American Electric Power Co.
Inc.                              Common        025537101          22            480       SH

American International Group
Inc.                              Common        026874107         237          3,281       SH

Amgen Inc                         Common        031162100          38            640       SH

Anadarko Petroleum Corp.          Common        032511107         238          4,214       SH

Astrazeneca PLC -- Sponsored
ADR                               Common        046353108          17            335       SH

Automatic Data Processing
Inc.                              Common        053015103       1,072         18,400       SH

Avaya Inc.                        Common        053499109           3            432       SH

Avery Dennison Corp.              Common        053611109         684         11,200       SH

BCE Inc.                          Common        05534B109           5            304       SH




COLUMN 1                               COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                        Investment          Other         Voting Authority
                                      Discretion         Managers      Sole  Shared  None

Aflac Inc.                               Sole                                  2,400

AT&T Wireless Services                   Sole                                  7,548

Abbott Laboratories                      Sole                                  1,900

America Movil--ADR Series L              Sole                                    300

American Electric Power Co.
Inc.                                     Sole                                    480

American International Group
Inc.                                     Sole                                  3,281

Amgen Inc                                Sole                                    640

Anadarko Petroleum Corp.                 Sole                                  4,214

Astrazeneca PLC -- Sponsored
ADR                                      Sole                                    335

Automatic Data Processing
Inc.                                     Sole                                 18,400

Avaya Inc.                               Sole                                    432

Avery Dennison Corp.                     Sole                                 11,200

BCE Inc.                                 Sole                                    304


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



COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

BP PLC                            Common        055622104         693         13,042       SH

Bank of America Corp.             Common        060505104          14            200       SH

Bank One Corp.                    Common        06423A103           9            224       SH

Baxter International Inc.         Common        071813109         988         16,600       SH

BellSouth Corp.                   Common        079860102          88          2,374       SH

Berkshire Hathaway Inc.
Del Cl A                          Common        084670108         427              6       SH

Biomet Inc.                       Common        090613100         162          6,000       SH

Bristol Myers Squibb Co.          Common        110122108         976         24,100       SH

Buringlington Northern Santa
Fe Corp.                          Common        12189T104         127          4,200       SH

Bus-Tech Acquisition Corp.        Common        121995955          40         27,000       SH

Cable & Wireless Pub Ltd.
Co.  Sponsored ADR                Common        126830207           1            150       SH

Cadbury Schweppes PLC ADR 4
ORD                               Common        127209302          10            370       SH

Cigna Corp.                       Common        125509109         145          1,433       SH

Caterpiller Inc.                  Common        149123101          45            800       SH

ChevronTexaco Corp.               Common        166764100          19            208       SH

Cisco Systems Inc.                Common        17275R102          79          4,660       SH

Citigroup Inc.                    Common        172967101       1,409         28,456       SH

Coca Cola Co.                     Common        191216100           7            125       SH



COLUMN 1                                COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                         Investment          Other         Voting Authority
                                       Discretion         Managers      Sole  Shared  None

BP PLC                                    Sole                                 13,042

Bank of America Corp.                     Sole                                    200

Bank One Corp.                            Sole                                    224

Baxter International Inc.                 Sole                                 16,600

BellSouth Corp.                           Sole                                  2,374

Berkshire Hathaway Inc.
Del Cl A                                  Sole                                      6

Biomet Inc.                               Sole                                  6,000

Bristol Myers Squibb Co.                  Sole                                 24,100

Buringlington Northern Santa
Fe Corp.                                  Sole                                  4,200

Bus-Tech Acquisition Corp.                Sole                                 27,000

Cable & Wireless Pub Ltd.
Co.  Sponsored ADR                        Sole                                    150

Cadbury Schweppes PLC ADR 4
ORD                                       Sole                                    370

Cigna Corp.                               Sole                                  1,433

Caterpiller Inc.                          Sole                                    800

ChevronTexaco Corp.                       Sole                                    208

Cisco Systems Inc.                        Sole                                  4,660

Citigroup Inc.                            Sole                                 28,456

Coca Cola Co.                             Sole                                    125


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



COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Colgate-Palmolive Co.             Common        194162103       1,254         21,950       SH

Credit Sussie Group ADR           Common        225401108           5            125       SH

Dell Computer Corp.               Common        247025109         183          7,000       SH

Direct Report Corp. Ser A
Conv. Pfd                       Preferred       254995954           4          3,650       SH

Disney Walt Co.                   Common        254687106         336         14,538       SH

Dominion Resources Inc./VA        Common        25746U109         239          3,661       SH

Dow Chemical Co.                  Common        260543103          10            300       SH

DuPont E I DeNemours & Co.        Common        263534109         819         17,360       SH

Duke Energy Corp.                 Common        264399106          15            400       SH

Edwards Lifesciences Corp.        Common        28176E108          21            760       SH

Entegrity Solutions Inc.
Ser. A Conv. Pfd.               Preferred       999724107           8          8,225       SH

Exxon Mobil Corp.                 Common        30231G102       4,336         98,932       SH

Fifth Third Bancorp.              Common        316773100          13            200       SH

Firstenergy Corp.                 Common        337932107          14            400       SH

FleetBoston Financial
Corporation                       Common        339030108          14            414       SH

General Electric Co.              Common        369604103       4,686        125,114       SH

Genuine Parts Co.                 Common        372460105         196          5,325       SH

Gillette Co.                      Common        375766102          41          1,200       SH


COLUMN 1                              COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                       Investment          Other         Voting Authority
                                     Discretion         Managers      Sole  Shared  None

Colgate-Palmolive Co.                   Sole                                 21,950

Credit Sussie Group ADR                 Sole                                    125

Dell Computer Corp.                     Sole                                  7,000

Direct Report Corp. Ser A
Conv. Pfd                               Sole                                  3,650

Disney Walt Co.                         Sole                                 14,538

Dominion Resources Inc./VA              Sole                                  3,661

Dow Chemical Co.                        Sole                                    300

DuPont E I DeNemours & Co.              Sole                                 17,360

Duke Energy Corp.                       Sole                                    400

Edwards Lifesciences Corp.              Sole                                    760

Entegrity Solutions Inc.
Ser. A Conv. Pfd.                       Sole                                  8,225

Exxon Mobil Corp.                       Sole                                 98,932

Fifth Third Bancorp.                    Sole                                    200

Firstenergy Corp.                       Sole                                    400

FleetBoston Financial
Corporation                             Sole                                    414

General Electric Co.                    Sole                                125,114

Genuine Parts Co.                       Sole                                  5,325

Gillette Co.                            Sole                                  1,200




COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Glaxo Smithkline PLC ADR          Common        37733W105         824         17,535       SH

John Hancock Financial
Services                          Common        41014S106          19            500       SH

Harbor Global Co Ltd.             Common        G4285W100       2,369        328,970       SH

Hartford Financial Services
Group Inc.                        Common        416515104          16            228       SH

Hercules Inc.                     Common        427056106          68          5,100       SH

Honeywell International Inc.      Common        438516106          88          2,300       SH

Household International Inc.      Common        441815107          51            900       SH

Intel Corp.                       Common        458140100       1,023         33,647       SH

International Business
Machines Corp.                    Common        459200101       3,452         33,190       SH

International Paper Co.           Common        460146103         172          4,000       SH

JP Morgan Chase & Co.             Common        46625H100          26            740       SH

Jessam Corp. Pfd Restricted    Preferred        471995951          30            300       SH

Johnson & Johnson                 Common        478160104       4,152         93,932       SH

Kimberly Clark Corp.              Common        494368103         621          9,600       SH

Koninkijke Philips
Electronics NY SHR                Common        500472303          22            713       SH

L-3 Communications Holdings
Inc.                              Common        502424104          11            100       SH

Lincoln National Corp.            Common        534187109          89          1,756       SH

Marsh & McLennan Cos. Inc.        Common        571748102         676          6,000       SH



COLUMN 1                                COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                         Investment          Other         Voting Authority
                                       Discretion         Managers      Sole  Shared  None

Glaxo Smithkline PLC ADR                  Sole                                 17,535

John Hancock Financial
Services                                  Sole                                    500

Harbor Global Co Ltd.                     Sole                                328,970

Hartford Financial Services
Group Inc.                                Sole                                    228

Hercules Inc.                             Sole                                  5,100

Honeywell International Inc.              Sole                                  2,300

Household International Inc.              Sole                                    900

Intel Corp.                               Sole                                 33,647

International Business
Machines Corp.                            Sole                                 33,190

International Paper Co.                   Sole                                  4,000

JP Morgan Chase & Co.                     Sole                                    740

Jessam Corp. Pfd Restricted               Sole                                    300

Johnson & Johnson                         Sole                                 93,932

Kimberly Clark Corp.                      Sole                                  9,600

Koninkijke Philips
Electronics NY SHR                        Sole                                    713

L-3 Communications Holdings
Inc.                                      Sole                                    100

Lincoln National Corp.                    Sole                                  1,756

Marsh & McLennan Cos. Inc.                Sole                                  6,000




COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Mattel Inc.                       Common        577081102          10            500       SH

McDonalds Corp.                   Common        580135101          28          1,000       SH

McGraw Hill Companies Inc.        Common        580645109         594          8,700       SH

The Medicines Company             Common        584688195          11            755       SH

Merck & Co. Inc.                  Common        589331107          99          1,716       SH

Microsoft Corp.                   Common        594918104          36            600       SH

Minnesota Mining & Mfg. Co.       Common        604059105       1,027          8,927       SH

Motorola Inc.                     Common        620076109         367         25,821       SH

Myesp.com Class A Conv. Pfd    Preferred       999722200            5            659       SH

National Australia Bank Ltd.
Sponsored ADR                     Common        632525408          14            150       SH

National City Corp.               Common        635405103          62          2,000       SH

Nestle SA Sponsored ADR
Repstg. Reg. Shr.                 Common        641069406          15            270       SH

Netscout Systems Inc.             Common        64115T104           7          1,040       SH

Newmont Mining Corp.              Common        651639106          17            612       SH

Nokia Corp.                       Common        654902204         120          5,800       SH

Norfolk Southern                  Common        655844108         294         12,300       SH

Novartis AG Sponsored ADR         Common        66987V109          10            266       SH

Omnicom Group Inc.                Common        691919106          36            380       SH



COLUMN 1                               COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                        Investment          Other         Voting Authority
                                      Discretion         Managers      Sole  Shared  None

Mattel Inc.                              Sole                                    500

McDonalds Corp.                          Sole                                  1,000

McGraw Hill Companies Inc.               Sole                                  8,700

The Medicines Company                    Sole                                    755

Merck & Co. Inc.                         Sole                                  1,716

Microsoft Corp.                          Sole                                    600

Minnesota Mining & Mfg. Co.              Sole                                  8,927

Motorola Inc.                            Sole                                 25,821

Myesp.com Class A Conv. Pfd              Sole                                    659

National Australia Bank Ltd.
Sponsored ADR                            Sole                                    150

National City Corp.                      Sole                                  2,000

Nestle SA Sponsored ADR
Repstg. Reg. Shr.                        Sole                                    270

Netscout Systems Inc.                    Sole                                  1,040

Newmont Mining Corp.                     Sole                                    612

Nokia Corp.                              Sole                                  5,800

Norfolk Southern                         Sole                                 12,300

Novartis AG Sponsored ADR                Sole                                    266

Omnicom Group Inc.                       Sole                                    380




COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Oracle Corp.                      Common        68389X105           4            300       SH

PPG Industries                    Common        693506107         500          9,100       SH

Patterson Dental Company          Common        703412106         219          5,000       SH

JC Penney Co. Inc.                Common        708160106         114          5,500       SH

Pepisco Inc.                      Common        713448108         232          4,500       SH

Pfizer Inc.                       Common        717081103         488         12,275       SH

Pharmacia Corporation             Common        71713U102          44            980       SH

Procter & Gamble Co.              Common        742718109       1,628         18,068       SH

Reuters Group PLC A
Sponsored ADR                     Common        76132M102         573         12,132       SH

Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25       Common        780257804         127          2,340       SH

SBC Communications Inc.           Common        78387G103         247          6,600       SH

St. Paul Cos. Inc.                Common        792860108         330          7,200       SH

Sara Lee Corp.                    Common        803111103         212         10,200       SH

Schering Plough Corp.             Common        806605101          16            500       SH

Schlumberger Ltd.                 Common        806857108       1,109         18,848       SH

Sherwin Williams Co.              Common        824348106         797         28,000       SH

Smartdisk Corporation             Common        83169Q105           1            665       SH



COLUMN 1                                COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                         Investment          Other         Voting Authority
                                       Discretion         Managers      Sole  Shared  None

Oracle Corp.                              Sole                                    300

PPG Industries                            Sole                                  9,100

Patterson Dental Company                  Sole                                  5,000

JC Penney Co. Inc.                        Sole                                  5,500

Pepisco Inc.                              Sole                                  4,500

Pfizer Inc.                               Sole                                 12,275

Pharmacia Corporation                     Sole                                    980

Procter & Gamble Co.                      Sole                                 18,068

Reuters Group PLC A
Sponsored ADR                             Sole                                 12,132

Royal Dutch Petroleum Co. NY
Registry SH Par N Gldr 1.25               Sole                                  2,340

SBC Communications Inc.                   Sole                                  6,600

St. Paul Cos. Inc.                        Sole                                  7,200

Sara Lee Corp.                            Sole                                 10,200

Schering Plough Corp.                     Sole                                    500

Schlumberger Ltd.                         Sole                                 18,848

Sherwin Williams Co.                      Sole                                 28,000

Smartdisk Corporation                     Sole                                    665


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



COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

State Street Corp.                Common        857477103       1,041         18,800       SH

Stmicroelectronics                Common        861012102           8            225       SH

Sygenta AG ADR                    Common        87160A100           1             69       SH

Telefonos De Mexico
Sponsored ADR Repstg Sh ORD L     Common        879403780          12            300       SH

Thomas & Betts Corp.              Common        884315102         118          5,600       SH

Transocean Sedco Forex, Inc.      Common        G90078109           8            231       SH

Tyco International Ltd.           Common        902124106           9            283       SH

US Bancorp                        Common        902973304          61          2,688       SH

Unilever NV New York Shares       Common        904784709          50            888       SH

Union Pacific Corp.               Common        907818108         684         11,000       SH

Varian Medical Systems Inc.       Common        92220P105          12            300       SH

Verizon Communications            Common        92343V104         216          4,679       SH

Viacom, Inc. Class B common       Common        925524308          30            625       SH

Vodafone Group PLC                Common        92857W100           9            510       SH

Walgreen Co.                      Common        931422109         588         15,000       SH

Wal Mart Stores Inc.              Common        931142103         267          4,350       SH

Wells Fargo & Co. New             Common        949746101          15            300       SH

Weyerhaeuser Co.                  Common        962166104          53            838       SH


COLUMN 1                                 COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                          Investment          Other         Voting Authority
                                        Discretion         Managers      Sole  Shared  None

State Street Corp.                         Sole                                 18,800

Stmicroelectronics                         Sole                                    225

Sygenta AG ADR                             Sole                                     69

Telefonos De Mexico
Sponsored ADR Repstg Sh ORD L              Sole                                    300

Thomas & Betts Corp.                       Sole                                  5,600

Transocean Sedco Forex, Inc.               Sole                                    231

Tyco International Ltd.                    Sole                                    283

US Bancorp                                 Sole                                  2,688

Unilever NV New York Shares                Sole                                    888

Union Pacific Corp.                        Sole                                 11,000

Varian Medical Systems Inc.                Sole                                    300

Verizon Communications                     Sole                                  4,679

Viacom, Inc. Class B common                Sole                                    625

Vodafone Group PLC                         Sole                                    510

Walgreen Co.                               Sole                                 15,000

Wal Mart Stores Inc.                       Sole                                  4,350

Wells Fargo & Co. New                      Sole                                    300

Weyerhaeuser Co.                           Sole                                    838




COLUMN 1                         COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5
Name of Issuer                Title of Class      CUSIP         Value       Shrs or     Sh/ Put/
                                                              (X $1000)     Prn Amt     Prn Call

Williams Communications Group     Common        969455104           1            123       SH

Wolters Kluwer NV Sponsored
ADR                               Common        977874205           7            324       SH

Worldwired Inc.                   Common        981996952          25          1,000       SH

Wyeth                             Common        983024100          79          1,200       SH

Zimmer Holdings Inc.              Common        98956P102          81          2,380       SH

                                                               46,471


COLUMN 1                                COLUMN 6          COLUMN 7          COLUMN 8
Name of Issuer                         Investment          Other         Voting Authority
                                       Discretion         Managers      Sole  Shared  None

Williams Communications Group             Sole                                   123

Wolters Kluwer NV Sponsored
ADR                                       Sole                                   324

Worldwired Inc.                           Sole                                 1,000

Wyeth                                     Sole                                 1,200

Zimmer Holdings Inc.                      Sole                                 2,430